Debt	12 Months Ended
Dec. 31, 2012
Debt

Note 8

Debt

Changes to debt during 2012 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2012	$4,849	$50,303	$55,152
Proceeds from long-term borrowings	–	4,489	4,489
Repayments of long-term borrowings and capital leases obligations	(6,403)	–	(6,403)
Decrease in short-term obligations, excluding current maturities	(1,437)	–	(1,437)
Reclassifications of long-term debt	7,062	(7,062)	–
Debt acquired (Note 2)	122	–	122
Other	176	(112)	64

Balance at December 31, 2012	$4,369	$47,618	$51,987

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2012	2011
Long-term debt maturing within one year	$3,869	$2,915
Commercial paper	500	1,934

Total debt maturing within one year	$4,369	$4,849

The weighted-average interest rate for our commercial paper outstanding was 0.4% at December 31, 2012 and 2011, respectively.

Credit Facility

On August 13, 2012, we amended our credit facility to reduce fees and borrowing costs and extend the maturity date to August 12, 2016. As of December 31, 2012, the unused borrowing capacity under this $6.2 billion four-year credit facility with a group of major financial institutions was approximately $6.1 billion.

Long-Term Debt

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2012	2011
Verizon Communications—notes payable and other	0.70 – 3.85	2013 – 2042	$11,198	$6,900
	4.35 – 5.50	2013 – 2041	7,062	7,832
	5.55 – 6.90	2016 – 2041	11,031	11,043
	7.35 – 8.95	2018 – 2039	5,017	6,642
	Floating	2014	1,000	1,000

Verizon Wireless—notes payable and other	5.55 – 8.88	2013 – 2018	8,635	9,331
Verizon Wireless—Alltel assumed notes	6.50 – 7.88	2013 – 2032	1,500	2,315
Telephone subsidiaries—debentures	4.75 – 7.00	2013 – 2033	2,045	4,045
	7.15 – 7.88	2022 – 2032	1,349	1,449
	8.00 – 8.75	2019 – 2031	880	880

Other subsidiaries—debentures and other	6.84 – 8.75	2018 – 2028	1,700	1,700

Capital lease obligations (average rate of 6.3% in 2012 and 2011, respectively)			298	352
Unamortized discount, net of premium			(228)	(271)

Total long-term debt, including current maturities			51,487	53,218
Less long-term debt maturing within one year			3,869	2,915

Total long-term debt			$47,618	$50,303

2012

On November 2, 2012, we announced the commencement of a tender offer (the Tender Offer) to purchase for cash any and all of the outstanding $1.25 billion aggregate principal amount of 8.95% Verizon Communications Notes due 2039. In the Tender Offer that was completed November 9, 2012, $0.9 billion aggregate principal amount of the notes was purchased at a price of 186.5% of the principal amount of the notes (see “Early Debt Redemption and Other Costs” below) and $0.35 billion principal amount of the notes remains outstanding. Any accrued and unpaid interest on the principal purchased was paid to the date of purchase.

During November 2012, we issued $4.5 billion aggregate principal amount of fixed rate notes resulting in cash proceeds of approximately $4.47 billion, net of discounts and issuance costs. The issuances consisted of the following: $1.0 billion of 0.70% Notes due 2015, $0.5 billion of 1.10% Notes due 2017, $1.75 billion of 2.45% Notes due 2022 and $1.25 billion of 3.85% Notes due 2042. During December 2012, the net proceeds were used to redeem: $0.7 billion of the $2.0 billion of 8.75% Notes due November 2018 at a redemption price of 140.2% of the principal amount of the notes (see “Early Debt Redemption and Other Costs” below), $0.75 billion of 4.35% Notes due February 2013 at a redemption price of 100.7% of the principal amount of the notes and certain telephone subsidiary debt (see “Telephone and Other Subsidiary Debt” below), as well as for the Tender Offer and other general corporate purposes. Any accrued and unpaid interest was paid to the date of redemption.

In addition, during 2012 we utilized $0.2 billion under fixed rate vendor financing facilities.

2011

During March 2011, we issued $6.25 billion aggregate principal amount of fixed and floating rate notes resulting in cash proceeds of approximately $6.19 billion, net of discounts and issuance costs. The issuances consisted of the following: $1.0 billion of Notes due 2014 that bear interest at a rate equal to three-month London Interbank Offered Rate (LIBOR) plus 0.61%, $1.5 billion of 1.95% Notes due 2014, $1.25 billion of 3.00% Notes due 2016, $1.5 billion of 4.60% Notes due 2021 and $1.0 billion of 6.00% Notes due 2041. The net proceeds were used for the repayment of commercial paper and other general corporate purposes, as well as for the redemption of certain telephone subsidiary debt during April 2011 (see “Telephone and Other Subsidiary Debt” below).

During November 2011, we issued $4.6 billion aggregate principal amount of fixed rate notes resulting in cash proceeds of approximately $4.55 billion, net of discounts and issuance costs. The issuances consisted of the following: $0.8 billion of 1.25% Notes due 2014, $1.3 billion of 2.00% Notes due 2016, $1.9 billion of 3.50% Notes due 2021 and $0.8 billion of 4.75% Notes due 2041. During November 2011, the net proceeds were used to redeem $1.0 billion of 7.375% Verizon Communications Notes due September 2012 at a redemption price of 105.2% of principal amount of the notes, $0.6 billion of 6.875% Verizon Communications Notes due June 2012 at a redemption price of 103.5% of principal amount of the notes and certain telephone subsidiary debt (see “Telephone and Other Subsidiary Debt” below), as well as for the repayment of commercial paper and other general corporate purposes. Any accrued and unpaid interest was paid to the date of redemption. In addition, we settled the interest rate swap with a notional value totaling $1.0 billion related to the $1.0 billion of 7.375% Verizon Communications Notes due September 2012.

During 2011, $0.5 billion of 5.35% Verizon Communications Notes matured and were repaid and we utilized $0.3 billion under fixed rate vendor financing facilities.

The debt obligations of Terremark that were outstanding at the time of its acquisition by Verizon were repaid during the second quarter of 2011.

Verizon Wireless – Notes Payable and Other

Verizon Wireless Capital LLC, a wholly owned subsidiary of Verizon Wireless, is a limited liability company formed under the laws of Delaware on December 7, 2001 as a special purpose finance subsidiary to facilitate the offering of debt securities of Verizon Wireless by acting as co-issuer. Other than the financing activities as a co-issuer of Verizon Wireless indebtedness, Verizon Wireless Capital LLC has no material assets, operations or revenues. Verizon Wireless is jointly and severally liable with Verizon Wireless Capital LLC for co-issued notes.

2012

During February 2012, $0.8 billion of 5.25% Verizon Wireless Notes matured and were repaid. During July 2012, $0.8 billion of 7.0% Verizon Wireless Notes matured and were repaid.

2011

During May 2011, $4.0 billion aggregate principal amount of Verizon Wireless two-year fixed and floating rate notes matured and were repaid. During December 2011, we repaid $0.9 billion upon maturity for the €0.7 billion of 7.625% Verizon Wireless Notes and the related cross currency swap was settled.

Telephone and Other Subsidiary Debt

2012

During January 2012, $1.0 billion of 5.875% Verizon New Jersey Inc. Debentures matured and were repaid. During December 2012, we redeemed the $1.0 billion of 4.625% Verizon Virginia LLC Debentures, Series A, due March 2013 at a redemption price of 101.1% of the principal amount of the debentures. Any accrued and unpaid interest was paid to the date of redemption.

In addition, during 2012, various Telephone and Other Subsidiary Debentures totaling approximately $0.2 billion were repaid and any accrued and unpaid interest was paid to the date of payment.

2011

During April 2011, we redeemed the $1.0 billion of 5.65% Verizon Pennsylvania Inc. Debentures due November 15, 2011 at a redemption price of 102.9% of the principal amount of the debentures; and the $1.0 billion of 6.50% Verizon New England Inc. Debentures due September 15, 2011 at a redemption price of 102.3% of the principal amount of the debentures. Any accrued and unpaid interest was paid through the date of redemption.

During November 2011, we redeemed the following debentures: $0.4 billion of 6.125% Verizon Florida Inc. Debentures due January 2013 at a redemption price of 106.3% of the principal amount of the debentures; $0.5 billion of 6.125% Verizon Maryland Inc. Debentures due March 2012 at a redemption price of 101.5% of the principal amount of the debentures; and $1.0 billion of 6.875% Verizon New York Inc. Debentures due April 2012 at a redemption price of 102.2% of the principal amount of the debentures. Any accrued and unpaid interest was paid through the date of redemption.

Early Debt Redemption and Other Costs

During November 2012, we recorded debt redemption costs of $0.8 billion in connection with the purchase of $0.9 billion of the $1.25 billion of 8.95% Verizon Communications Notes due 2039 in a cash tender offer.

During December 2012, we recorded debt redemption costs of $0.3 billion in connection with the early redemption of $0.7 billion of the $2.0 billion of 8.75% Verizon Communications Notes due 2018, $1.0 billion of 4.625% Verizon Virginia LLC Debentures, Series A, due March 2013 and $0.75 billion of 4.35% Verizon Communications Notes due February 2013, as well as $0.3 billion of other costs.

During November 2011, we recorded debt redemption costs of $0.1 billion in connection with the early redemption of $1.0 billion of 7.375% Verizon Communications Notes due September 2012, $0.6 billion of 6.875% Verizon Communications Notes due June 2012, $0.4 billion of 6.125% Verizon Florida Inc. Debentures due January 2013, $0.5 billion of 6.125% Verizon Maryland Inc. Debentures due March 2012 and $1.0 billion of 6.875% Verizon New York Inc. Debentures due April 2012.

Guarantees

We guarantee the debentures and first mortgage bonds of our operating telephone company subsidiaries. As of December 31, 2012, $4.3 billion principal amount of these obligations remain outstanding. Each guarantee will remain in place for the life of the obligation unless terminated pursuant to its terms, including the operating telephone company no longer being a wholly-owned subsidiary of Verizon.

We also guarantee the debt obligations of GTE Corporation that were issued and outstanding prior to July 1, 2003. As of December 31, 2012, $1.7 billion principal amount of these obligations remain outstanding.

Debt Covenants

We and our consolidated subsidiaries are in compliance with all debt covenants.

Maturities of Long-Term Debt

Maturities of long-term debt outstanding at December 31, 2012 are as follows:

Years	(dollars in millions)
2013	$3,869
2014	6,809
2015	2,188
2016	4,146
2017	1,342
Thereafter	33,133